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INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2001




o PBHG MID-CAP VALUE PORTFOLIO
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PBHG MID-CAP VALUE PORTFOLIO


Dear Shareholder,

Despite persistent volatility that continued to batter the market, PBHG Mid-Cap Value Portfolio finished the six months ended June 30, 2001, well ahead of its benchmark, the S&P 400 Midcap Index. The Portfolio gained 10.16% compared to the Index return of 0.97% for the period.

PERFORMANCE DISCUSSION

We are pleased with the performance of PBHG Mid-Cap Value Portfolio during the first six months of 2001. Consistent with our disciplined investment approach, we remained focused on companies that we believe have appreciation potential driven by positive near-term business dynamics and long-term growth prospects coupled with attractive relative valuations during the period. In select cases during the last six months, we felt that the market provided opportunities for us to own what we believe to be exceptional companies at attractive valuations with solid management teams, strong operating histories and improving near-term and long-term prospects for growth. Many of these opportunities were found in the technology sector, resulting in an increased position in that sector. Technology companies contributed most to the Portfolio's strong performance during the period. Companies such as computer software maker Compuware performed well, particularly in the second quarter, as investors looked past the continued proliferation of negative earnings preannouncements toward recovery. The Portfolio also benefited from the performance of certain service companies. Meanwhile, as U.S. energy supply quickly increased to meet demand, the energy sector's recent strong outperformance left us more cautious on additional near-term prospects, causing us to decrease our exposure toward the end of the period.

Detracting from Portfolio returns was the performance of the health care sector. In the first quarter, even the health care sector, which is generally perceived to be less sensitive to economic gyrations, suffered during the sweeping market correction. Health care continued to impact returns in the second quarter, as the Portfolio was underweighted in biotechnology stocks, which rebounded sharply. However, we believe that our health care holdings will contribute positively to performance going forward.

LOOKING FORWARD

The struggle between expansive and recessionary economic forces continues. Strong consumer spending and a series of six interest rate cuts were countered by corporate layoffs and the recession evident in the manufacturing sector during the first six months of the year. Ultimately, we believe the expansive monetary policy coupled with tax relief and rebates will triumph, but the timing of that victory remains uncertain, presenting us with a challenging environment in which to steer the Portfolio.

We continue to believe that the technology sector will provide the greatest opportunities going forward. Many well-managed technology companies remain at valuation levels that make them attractive candidates for inclusion in the Portfolio. However, companies considered for purchase must meet our stringent selection criteria, including good near-term business dynamics and strong long-term growth prospects coupled with attractive relative valuations. We believe our disciplined process will continue to provide strong risk-adjusted performance for our investors.

Sincerely,

/s/ Jerome J. Heppelmann

Jerome J. Heppelmann, CFA
Portfolio Manager


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PBHG MID-CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN(1) AS OF JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                     Annualized
                                           Six         One Year     Inception to
                                         Months(2)      Return         Date(3)

--------------------------------------------------------------------------------
PBHG Mid-Cap Value Portfolio              10.16%         21.63%         30.12%
--------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG MID-CAP
  VALUE PORTFOLIO VERSUS THE S&P MIDCAP 400 INDEX, THE S&P BARRA MIDCAP VALUE
                INDEX AND THE LIPPER MID-CAP VALUE FUNDS AVERAGE

                PBHG          S&P MidCap          Lipper            S&P Barra
Date        Mid-Cap Value     400 Index     Mid-Cap Value Funds    MidCap Value

11/30/98       10,000           10,000            10,000              10,000
12/31/98       11,100           11,208            10,335              10,446
01/31/99       11,300           10,772            10,260               9,900
02/28/99       10,640           10,208             9,833               9,427
03/31/99       11,180           10,493            10,066               9,605
04/30/99       11,420           11,321            10,954              10,534
05/31/99       12,010           11,370            11,146              10,706
06/30/99       12,840           11,979            11,508              11,039
07/31/99       12,650           11,724            11,267              10,892
08/31/99       12,190           11,322            10,824              10,479
09/30/99       12,017           10,972            10,436               9,963
10/31/99       12,110           11,532            10,522              10,163
11/30/99       12,556           12,137            10,758              10,367
12/31/99       13,948           12,858            11,252              10,688
01/31/00       13,363           12,496            10,767              10,226
02/29/00       14,007           13,371            10,675               9,851
03/31/00       16,066           14,489            11,736              11,359
04/30/00       15,703           13,984            11,669              11,255
05/31/00       16,347           13,809            11,813              11,580
06/30/00       16,230           14,012            11,650              11,057
07/31/00       16,008           14,233            11,814              11,495
08/31/00       17,716           15,822            12,555              12,317
09/30/00       17,178           15,714            12,595              12,499
10/31/00       17,006           15,181            12,758              12,380
11/30/00       16,047           14,035            12,453              12,397
12/31/00       17,919           15,109            13,495              13,664
01/31/01       18,306           15,445            13,954              14,273
02/28/01       17,905           14,564            13,805              13,801
03/31/01       17,360           13,481            13,397              13,193
04/30/01       18,952           14,968            14,247              14,387
05/31/01       19,611           15,317            14,641              14,671
06/30/01       19,740           15,255            14,633              14,695

(1) Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The performance figures quoted may be lower at this time due to recent market volatility. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and PBHG Insurance Series Fund benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance may have been lower. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money.

(2)  The six month return has not been annualized.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4) The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.

(5) The S&P Barra MidCap Value Index is an unmanaged capitalization-weighted index that consists of those securities in the S&P MidCap 400 Index with lower price-to-book ratios. The Index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance. A direct investment in the Index is not possible.

(6) The Lipper Mid-Cap Value Funds Average represents the average performance of 172 mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. The performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance. A direct investment in the Average is not possible.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE GRAPH IN THE PRINTED MATERIAL.]

                      SECTOR WEIGHTINGS - AT JUNE 30, 2001

                   Cash                                 (12%)
                   Basic Materials                       (2%)
                   Consumer Cyclical                    (11%)
                   Consumer Non-Cyclical                 (2%)
                   Energy                                (8%)
                   Financial                            (22%)
                   Health Care                           (6%)
                   Industrial                            (7%)
                   Services                             (11%)
                   Technology                           (10%)
                   Transportation                        (9%)

                   % of Total Portfolio Investments


                        TOP TEN HOLDINGS - JUNE 30, 2001

                   Sprint (FON Group)                    2.1%
                   Telephone & Data Systems              1.9%
                   Quaker Oats                           1.6%
                   Cendant                               1.6%
                   Readers Digest, Cl A                  1.5%
                   Parametric Technology                 1.5%
                   XL Capital, Cl A                      1.5%
                   Nextel Communications, Cl A           1.4%
                   Zions                                 1.4%
                   Chubb                                 1.4%
                   ------------------------------------------
                   % OF TOTAL PORTFOLIO INVESTMENTS     15.9%


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PBHG MID-CAP VALUE PORTFOLIO


STATEMENT OF NET ASSETS
AS OF JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------
                                                               Market
Description                                       Shares        Value
------------------------------------------------------------------------
COMMON STOCK -- 87.6%

BASIC MATERIALS -- 2.0%
CHEMICALS-DIVERSIFIED -- 0.5%
Lyondell Chemical                                    500      $    7,691
                                                              ----------
                                                                   7,691
------------------------------------------------------------------------
METAL-DIVERSIFIED -- 1.0%
Inco*                                              1,000          17,261
                                                              ----------
                                                                  17,261
------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.5%
Mead                                                 300           8,142
                                                              ----------
                                                                   8,142
                                                              ----------
TOTAL BASIC MATERIALS (COST $32,746)                              33,094
                                                              ----------
------------------------------------------------------------------------
CONSUMER CYCLICAL -- 11.3%

BROADCAST SERVICES/PROGRAMMING -- 1.2%
Clear Channel Communications*                        100           6,270
Fox Entertainment Group, Cl A*                       500          13,950
                                                              ----------
                                                                  20,220
------------------------------------------------------------------------
CABLE TV -- 0.7%
USA Networks*                                        400          11,200
                                                              ----------
                                                                  11,200
------------------------------------------------------------------------
CRUISE LINES -- 0.7%
Carnival                                             400          12,280
                                                              ----------
                                                                  12,280
------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Ingram Micro, Cl A*                                  800          11,592
                                                              ----------
                                                                  11,592
------------------------------------------------------------------------
MOTION PICTURES & Services -- 1.1%
Metro-Goldwyn-Mayer*                                 800          18,120
                                                              ----------
                                                                  18,120
------------------------------------------------------------------------
MULTIMEDIA -- 1.3%
Belo, Cl A                                           800          15,072
Scripps (E.W.), Cl A                                 100           6,900
                                                              ----------
                                                                  21,972
------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.4%
Valassis Communications*                             200           7,160
                                                              ----------
                                                                   7,160
------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.4%
Knight Ridder                                        100           5,930
                                                              ----------
                                                                   5,930
------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 1.5%
Readers Digest, Cl A                                 900          25,875
                                                              ----------
                                                                  25,875
------------------------------------------------------------------------
RADIO -- 0.2%
Emmis Communications, Cl A*                          100      $    3,075
                                                              ----------
                                                                   3,075
------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.7%
Intimate Brands                                      300           4,521
Limited                                              400           6,608
                                                              ----------
                                                                  11,129
------------------------------------------------------------------------
RETAIL-BOOKSTORE -- 0.2%
Barnes & Noble*                                      100           3,935
                                                              ----------
                                                                   3,935
------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.7%
Williams-Sonoma*                                     300          11,646
                                                              ----------
                                                                  11,646
------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.1%
Darden Restaurants                                   300           8,370
Wendy's International                                400          10,216
                                                              ----------
                                                                  18,586
------------------------------------------------------------------------
TELEVISION -- 0.4%
Chris-Craft Industries*                              100           7,140
                                                              ----------
                                                                   7,140
                                                              ----------
TOTAL CONSUMER CYCLICAL (COST $164,169)                          189,860
                                                              ----------
------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.0%

FOOD-MEAT PRODUCTS -- 0.4%
Hormel Foods                                         300           7,302
                                                              ----------
                                                                   7,302
------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.6%
Quaker Oats                                          300          27,375
                                                              ----------
                                                                  27,375
                                                              ----------
TOTAL CONSUMER NON-CYCLICAL (COST $33,273)                        34,677
                                                              ----------
------------------------------------------------------------------------
ENERGY -- 7.5%

OIL & GAS DRILLING -- 1.6%
Ensco International                                  300           7,020
Nabors Industries*                                   300          11,160
Santa Fe International                               300           8,700
                                                              ----------
                                                                  26,880
------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.0%
Anadarko Petroleum                                   100           5,403
Apache                                               100           5,075
EOG Resources                                        100           3,555
Newfield Exploration*                                400          12,824
Noble Affiliates                                     100           3,535
Ocean Energy                                         200           3,490
                                                              ----------
                                                                  33,882
------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.6%
Unocal                                               300          10,245
                                                              ----------
                                                                  10,245
------------------------------------------------------------------------


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PBHG MID-CAP VALUE PORTFOLIO


------------------------------------------------------------------------
                                                               Market
Description                                       Shares        Value
------------------------------------------------------------------------
OIL FIELD MACHINES & EQUIPMENT -- 1.7%
Grant Prideco*                                     1,000      $   17,490
National-Oilwell*                                    400          10,720
                                                              ----------
                                                                  28,210
------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.8%
Ultramar Diamond Shamrock                            300          14,175
                                                              ----------
                                                                  14,175
------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.2%
Tidewater                                            100           3,770
                                                              ----------
                                                                   3,770
------------------------------------------------------------------------
PIPELINES -- 0.6%
Aquila*                                              200           4,930
Kinder Morgan                                        100           5,025
                                                              ----------
                                                                   9,955
                                                              ----------
TOTAL ENERGY (COST $130,252)                                     127,117
                                                              ----------
------------------------------------------------------------------------
FINANCIAL -- 22.2%

COMMERCIAL BANKS-SOUTHERN US -- 0.5%
SouthTrust                                           300           7,800
                                                              ----------
                                                                   7,800
------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.4%
Zions                                                400          23,600
                                                              ----------
                                                                  23,600
------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.9%
PMI Group                                            200          14,532
                                                              ----------
                                                                  14,532
------------------------------------------------------------------------
INSURANCE BROKERS -- 1.0%
AON                                                  400          14,000
Willis Group Holdings*                               200           3,550
                                                              ----------
                                                                  17,550
------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.2%
Franklin Resources                                   400          18,308
Stilwell Financial                                   300          10,068
Waddell & Reed Financial, Cl A                       300           9,525
                                                              ----------
                                                                  37,901
------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.8%
Cigna                                                100           9,582
Jefferson-Pilot                                      150           7,248
Torchmark                                            100           4,021
UnumProvident                                        300           9,636
                                                              ----------
                                                                  30,487
------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.5%
Allmerica Financial                                  400          23,000
HCC Insurance Holdings                               200           4,900
St Paul                                              300          15,207
                                                              ----------
                                                                  43,107
------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 3.0%
Chubb                                                300      $   23,229
Fidelity National Financial                          100           2,457
XL Capital, Cl A                                     300          24,630
                                                              ----------
                                                                  50,316
------------------------------------------------------------------------
REINSURANCE -- 1.3%
Odyssey Re Holdings*                               1,200          21,684
                                                              ----------
                                                                  21,684
------------------------------------------------------------------------
REITS-APARTMENTS -- 0.4%
Archstone Communities Trust                          100           2,578
Smith (Charles E.) Residential                       100           5,015
                                                              ----------
                                                                   7,593
------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.7%
Vornado Realty Trust                                 300          11,712
                                                              ----------
                                                                  11,712
------------------------------------------------------------------------
REITS-HOTELS -- 1.0%
Host Marriott                                      1,400          17,528
                                                              ----------
                                                                  17,528
------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.3%
Boston Properties                                    100           4,090
Spieker Properties                                   300          17,985
                                                              ----------
                                                                  22,075
------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.8%
Charter One Financial                                425          13,558
                                                              ----------
                                                                  13,558
------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.7%
Dime Bancorp                                         300          11,175
                                                              ----------
                                                                  11,175
------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 1.9%
Golden State Bancorp                                 400          12,320
Golden West Financial                                300          19,272
                                                              ----------
                                                                  31,592
------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.8%
Keycorp                                              500          13,025
                                                              ----------
                                                                  13,025
                                                              ----------
TOTAL FINANCIAL (COST $337,350)                                  375,235
                                                              ----------
------------------------------------------------------------------------
HEALTH CARE -- 6.4%

MEDICAL INSTRUMENTS -- 0.4%
St. Jude Medical*                                    100           6,000
                                                              ----------
                                                                   6,000
------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
Minimed*                                             300          14,400
                                                              ----------
                                                                  14,400
------------------------------------------------------------------------


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------------------------------------------------------------------------
                                                               Market
Description                                       Shares        Value
------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Enzon*                                               200      $   12,500
                                                              ----------
                                                                  12,500
------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
Sepracor*                                            300          11,940
Teva Pharmaceutical ADR                              100           6,230
                                                              ----------
                                                                  18,170
------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.5%
Mylan Laboratories                                   300           8,439
                                                              ----------
                                                                   8,439
------------------------------------------------------------------------
MEDICAL-HMO -- 1.2%
Aetna*                                               400          10,348
Wellpoint Health Networks*                           100           9,424
                                                              ----------
                                                                  19,772
------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.3%
Bergen Brunswig, Cl A                                300           5,766
                                                              ----------
                                                                   5,766
------------------------------------------------------------------------
PHARMACY SERVICES -- 0.4%
Omnicare                                             300           6,060
                                                              ----------
                                                                   6,060
------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.9%
Healthsouth*                                       1,000          15,970
                                                              ----------
                                                                  15,970
                                                              ----------
TOTAL HEALTH CARE (COST $94,003)                                 107,077
                                                              ----------
------------------------------------------------------------------------
INDUSTRIAL -- 6.3%

CIRCUIT BOARDS -- 0.7%
Jabil Circuit*                                       400          12,344
                                                              ----------
                                                                  12,344
------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
ITT Industries                                       100           4,425
                                                              ----------
                                                                   4,425
------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.0%
Sawtek*                                              400           9,412
Vishay Intertechnology*                              350           8,050
                                                              ----------
                                                                  17,462
------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.0%
Tektronix*                                           600          16,290
                                                              ----------
                                                                  16,290
------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.6%
Avnet                                                474          10,627
                                                              ----------
                                                                  10,627
------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.8%
PerkinElmer                                          500          13,765
Waters*                                              600          16,566
                                                              ----------
                                                                  30,331
------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.9%
Waste Management                                     500      $   15,410
                                                              ----------
                                                                  15,410
                                                              ----------
TOTAL INDUSTRIAL (COST $99,806)                                  106,889
                                                              ----------
------------------------------------------------------------------------
SERVICES -- 11.0%

COMMERCIAL SERVICES -- 0.3%
Iron Mountain*                                       100           4,484
                                                              ----------
                                                                   4,484
------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.8%
Block (H&R)                                          300          19,365
Equifax                                              300          11,004
                                                              ----------
                                                                  30,369
------------------------------------------------------------------------
COMPUTER SERVICES -- 1.2%
DST Systems*                                         400          21,080
                                                              ----------
                                                                  21,080
------------------------------------------------------------------------
CONSULTING SERVICES -- 0.3%
KPMG Consulting*                                     300           4,605
                                                              ----------
                                                                   4,605
------------------------------------------------------------------------
DIRECT MARKETING -- 0.5%
Catalina Marketing*                                  300           9,153
                                                              ----------
                                                                   9,153
------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.6%
Cendant*                                           1,400          27,300
                                                              ----------
                                                                  27,300
------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 5.3%
Alltel                                               300          18,378
McLeodUSA, Cl A*                                     500           2,292
Sprint (FON Group)                                 1,700          36,312
Telephone & Data Systems                             300          32,625
                                                              ----------
                                                                  89,607
                                                              ----------
TOTAL SERVICES (COST $159,132)                                   186,598
                                                              ----------
------------------------------------------------------------------------
TECHNOLOGY -- 10.0%

APPLICATIONS SOFTWARE -- 3.0%
Compuware*                                         1,000          13,990
Intuit*                                              300          11,997
Parametric Technology*                             1,800          25,182
                                                              ----------
                                                                  51,169
------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.4%
Nextel Communications, Cl A*                       1,400          24,500
                                                              ----------
                                                                  24,500
------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
Diebold                                              300           9,645
                                                              ----------
                                                                   9,645
------------------------------------------------------------------------


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------------------------------------------------------------------------
                                                               Market
Description                                       Shares        Value
------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
LSI Logic*                                           600      $   11,280
                                                              ----------
                                                                  11,280
------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
Avocent*                                             700          15,925
                                                              ----------
                                                                  15,925
------------------------------------------------------------------------
INTERNET SECURITY -- 1.3%
Network Associates*                                1,700          21,165
                                                              ----------
                                                                  21,165
------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
ADC Telecommunications*                            2,000          13,200
                                                              ----------
                                                                  13,200
------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.4%
Finisar*                                             400           7,472
                                                              ----------
                                                                   7,472
------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.9%
American Tower, Cl A*                                400           8,268
Powerwave Technologies*                              300           4,350
RF Micro Devices*                                    100           2,697
                                                              ----------
                                                                  15,315
                                                              ----------
TOTAL TECHNOLOGY (COST $135,150)                                 169,671
                                                              ----------
------------------------------------------------------------------------
UTILITIES -- 8.9%

ELECTRIC-INTEGRATED -- 7.4%
Allegheny Energy                                     100           4,825
Allete                                               700          15,750
Cinergy                                              300          10,485
CMS Energy                                           300           8,355
Conectiv                                             500          10,800
Constellation Energy Group                           300          12,780
DPL                                                  300           8,688
DQE                                                  200           4,500
DTE Energy                                           300          13,932
NiSource                                             400          10,932
PG&E                                                 900          10,080
Public Service Enterprise Group                      300          14,670
                                                              ----------
                                                                 125,797
------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Sempra Energy                                        100           2,734
                                                              ----------
                                                                   2,734
------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 1.3%
NRG Energy*                                          700          15,456
Reliant Resources*                                   300           7,410
                                                              ----------
                                                                  22,866
                                                              ----------
TOTAL UTILITIES (COST $143,726)                                  151,397
                                                              ----------
TOTAL COMMON STOCK (COST $1,329,607)                           1,481,615
                                                              ----------
------------------------------------------------------------------------


------------------------------------------------------------------------
                                                   Face        Market
Description                                       Amount        Value
------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.9%

Morgan Stanley
  3.50%, dated 06/29/01, matures 07/02/01,
  repurchase price $201,607 (collateralized
  by U.S. Government Obligations:
  total market value $211,904) (A)            $  201,548      $  201,548
                                                              ----------
TOTAL REPURCHASE AGREEMENT (COST $201,548)                       201,548
                                                              ----------
TOTAL INVESTMENTS -- 99.5% (COST $1,531,155)                   1,683,163
                                                              ----------
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%
TOTAL OTHER ASSETS & Liabilities, Net                              8,871
                                                              ----------
------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based
  on 122,845 outstanding shares of
  beneficial interest                                          1,463,483
Undistributed net investment income                                1,230
Accumulated net realized gain on investments                      75,313
Net unrealized appreciation on investments                       152,008
                                                              ----------
TOTAL NET ASSETS -- 100.0%                                    $1,692,034
                                                              ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                 $13.77
                                                                  ======

* Non-income producing security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.


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PBHG MID-CAP VALUE PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
     Dividends ..................................................   $   5,740
     Interest ...................................................       1,284
     Less: Foreign Taxes Withheld ...............................          (3)
                                                                    ---------
        Total Investment Income .................................       7,021
                                                                    ---------
EXPENSES:
     Investment Advisory Fees ...................................       4,102
     Administrative Fees ........................................         724
     Custodian Fees .............................................       2,784
     Professional Fees ..........................................          50
     Transfer Agent Fees ........................................       6,713
     Printing Fees ..............................................       2,886
     Directors' Fees ............................................          26
     Insurance and Other Expenses ...............................         937
                                                                    ---------
        Total Expenses ..........................................      18,222
                                                                    ---------
     Waiver of Investment Advisory Fees .........................      (4,102)
     Waiver of Administrative Fees ..............................        (724)
     Reimbursement of Other Expenses by Adviser .................      (7,605)
                                                                    ---------
        Net Expenses ............................................       5,791
                                                                    ---------
NET INVESTMENT INCOME ...........................................       1,230
                                                                    ---------
Net Realized Gain from Security Transactions ....................      69,288
Net Change in Unrealized Appreciation on Investments ............      32,252
                                                                    ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................     101,540
                                                                    ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $ 102,770
                                                                    =========


The accompanying notes are an integral part of the financial statements.


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PBHG MID-CAP VALUE PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2000

                                                                          01/01/01     01/01/00
                                                                             to           to
                                                                          06/30/01     12/31/00
                                                                         ----------   ---------
INVESTMENT ACTIVITIES:
     Net Investment Income ...........................................   $    1,230   $   1,518
     Net Realized Gain from Security Transactions ....................       69,288     142,380
     Net Change in Unrealized Appreciation on Investments ............       32,252      54,092
                                                                         ----------   ---------
     Net Increase in Net Assets Resulting from Operations ............      102,770     197,990
                                                                         ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income ...........................................           --      (2,421)
     Net Realized Gains from Security Transactions ...................           --    (167,111)
                                                                         ----------   ---------
     Total Distributions .............................................           --    (169,532)
                                                                         ----------   ---------
CAPITAL SHARE TRANSACTIONS:
     Shares Issued ...................................................      693,512          --
     Shares Issued upon Reinvestment of Distributions ................           --     169,532
     Shares Redeemed .................................................           --          --
                                                                         ----------   ---------
     Increase in Net Assets Derived from Capital Share Transactions ..      693,512     169,532
                                                                         ----------   ---------
     Total Increase in Net Assets ....................................      796,282     197,990
                                                                         ----------   ---------
NET ASSETS:
     Beginning of Period .............................................      895,752     697,762
                                                                         ----------   ---------
     End of Period ...................................................   $1,692,034   $ 895,752
                                                                         ==========   =========
SHARES ISSUED AND REDEEMED:
     Shares Issued ...................................................       51,153          --
     Shares Issued upon Reinvestment of Distributions ................           --      13,173
     Shares Redeemed .................................................           --          --
                                                                         ----------   ---------
     Net Increase in Shares Outstanding ..............................       51,153      13,173
                                                                         ==========   =========

Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.


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PBHG MID-CAP VALUE PORTFOLIO


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL PERIOD
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)






              Net                    Realized and                                         Net
             Asset                    Unrealized     Distributions     Distributions     Asset                      Net
             Value        Net          Gains or         from Net           from          Value                    Assets
           Beginning   Investment       Losses        Investment         Capital          End         Total         End
           of Period     Income      on Securities      Income             Gains       of Period     Return      of Period
--------------------------------------------------------------------------------------------------------------------------
2001**       $12.49      $ 0.01         $ 1.27              --                --         $13.77      10.16%+    $1,692,034
2000          11.92        0.02           3.34          $(0.04)           $(2.75)         12.49      28.47%        895,752
1999          11.10        0.02           2.75              --             (1.95)         11.92      25.66%        697,762
1998(1)       10.00          --           1.10              --                --          11.10      11.00%+       555,144

                                                           Ratio
                                                           of Net
                                                         Investment
                           Ratio           Ratio           Income
                           of Net       of Expenses        (Loss)
              Ratio       Investment     to Average      to Average
           of Expenses      Income       Net Assets      Net Assets       Portfolio
            to Average    to Average     (Excluding      (Excluding       Turnover
            Net Assets    Net Assets      Waivers)        Waivers)          Rate
-----------------------------------------------------------------------------------
2001**        1.20%*        0.25%*          3.78%*         (2.33)%*        117.72%+
2000          1.20%         0.19%           4.52%          (3.13)%         260.64%
1999          1.20%         0.15%           5.89%          (4.54)%         906.69%
1998(1)       1.20%*        0.26%*          4.13%*         (2.67)%*         72.32%+

*  Annualized.
** For the six month period ended June 30, 2001.
+  Total return and portfolio turnover have not been annualized.
(1) The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


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PBHG MID-CAP VALUE PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION

The PBHG Mid-Cap Value Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund (the "Fund"), a Delaware business trust. The Fund became a Delaware business trust effective May 1, 2001 and changed its name from the PBHG Insurance Series Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and seven others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio") the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio") and the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, the Select 20 Portfolio or the Small Cap Growth Portfolio, whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At June 30, 2001, 58% of the outstanding shares of the Portfolio were held by Pilgrim Baxter & Associates, Ltd. (the "Adviser") and 42% of the outstanding shares of the Portfolio were held by the separate accounts of a participating insurance company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 pm, Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2000, primarily attributable to certain net operating losses, which for tax purposes were used to offset net short-term capital gains as follows:

                                                       UNDISTRIBUTED
                                  ACCUMULATED NET      NET INVESTMENT
                                   REALIZED GAIN           INCOME
                                  ---------------      --------------
Mid-Cap Value Portfolio                 $(27)               $27

These reclassifications had no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.


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PBHG MID-CAP VALUE PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio and Small Cap Growth Portfolio, which commenced operations on November 30, 1998 and April 30, 2001, respectively, and are being amortized on a straight line basis over a period of sixty months from the commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2001, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $64,771.

Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser, serves as the sub-adviser to the Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Value Investors receives a fee from the Adviser at an annual rate of 0.50% of the average daily net assets of the Portfolio. Value Investors receives no fees directly from the Portfolio.

PBHG Fund Services (the "Administrator"), a wholly owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

Effective May 1, 2001, the Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. Prior to May 1, 2001, SEI Investments Distribution Co. ("SEI") a wholly owned subsidiary of SEI Investments Company, and the Fund were parties to a distribution agreement dated April 1, 1997, pursuant to which SEI served as principal underwriter for the Fund. The Distributor receives no compensation for serving in such capacity.


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PBHG MID-CAP VALUE PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

SEI Investments Mutual Funds Services (the "Sub-Administrator") serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator is an affiliate of the Fund's former distributor and assists the Administrator in providing administrative services to the Fund. Effective January 1, 2001, pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

The Adviser has entered into an agreement with SEI Investments Management Corporation to act as an agent in placing repurchase agreements for the Fund. For providing its services to the Portfolio, SEI Investments Management Corporation received $15 for the period ended June 30, 2001.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank serves as the custodian for the Fund.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the period ended June 30, 2001, amounted to $1,656,565 and $1,164,348, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at June 30, 2001, amounted to $182,638 and $30,630, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2001 was not materially different from amounts reported for financial reporting purposes.

5.  LINE OF CREDIT

The Portfolio may borrow an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at June 30, 2001, or at any time during the six month period ended June 30, 2001.


                                       12
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                                                [LOGO] PBHB
                                                       FUNDS

                                                PBHG Insurance Series Fund
                                                P.O. Box 419229
                                                Kansas City, MO 64141-6229

                                                Investment Adviser
                                                Pilgrim Baxter & Associates,Ltd.

                                                Distributor:
                                                PBHG Fund Distributors